ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Mar. 31, 2013	Mar. 31, 2012
Partners Capital Account Units Issued	21,996,102	21,996,102
Partners Capital Account Units Outstanding	21,986,702	21,992,202
Series Fifteen [Member]
Partners Capital Account Units Issued	3,870,500	3,870,500
Partners Capital Account Units Outstanding	3,866,900	3,869,900
Series Sixteen [Member]
Partners Capital Account Units Issued	5,429,402	5,429,402
Partners Capital Account Units Outstanding	5,425,102	5,427,102
Series Seventeen [Member]
Partners Capital Account Units Issued	5,000,000	5,000,000
Partners Capital Account Units Outstanding	4,998,500	4,999,000
Series Eighteen [Member]
Partners Capital Account Units Issued	3,616,200	3,616,200
Partners Capital Account Units Outstanding	3,616,200	3,616,200
Series Nineteen [Member]
Partners Capital Account Units Issued	4,080,000	4,080,000
Partners Capital Account Units Outstanding	4,080,000	4,080,000